Legal Matters and Contingencies (Details) (CAD) In Millions, unless otherwise specified		1 Months Ended
	Sep. 30, 2012	Apr. 27, 2009 Ontario Ministry of Health and Long-Term Care Civil Rebated Payment Order and Civil Complaint [Member]
Loss Contingencies [Line Items]
Initial Liability Assessment		5.80
loss contingency settlement agreement consideration	0.70